UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

      Form 13F

 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ];  Amendment Number:_____

This Amendment (Check only one):     [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Cohen Klingenstein, LLC
                     ----------------------------
Address:             355 West 52nd Street, 5th Floor
                     ----------------------------
                     New York, New York  10019
                     ----------------------------

Form 13F File Number:028-13338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                George M. Cohen
                     ---------------------
Title:               Managing Member
                     ---------------------
Phone:               212-757-0235
                     ---------------------

Signature, Place, and Date of Signing:




George M. Cohen        New York, NY    4/26/2011
----------------------------------   -----------
     [Signature]      [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                 -----------
Form 13F Information Table Entry Total:              101
                                                 -----------
Form 13F Information Table Value Total:            257,428
                                                 -----------
                                                 (thousands)

                                     Form 13F Information Table

      Column 1           Column 2      Column 3    Column 4             Column 5         Column 6 Column 7            Column 8

                          TITLE                     VALUE     SHARES or    SH/    PUT/  INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER           OF CLASS       CUSIP      (x$1000)    PRN AMT     PRN    CALL  DISCRETIONMANAGERS    SOLE     SHARED   NONE
Adobe Systems Inc.     com           00724F101         1,590     47,940  SH             SOLE       n/a         47,940
Akamai Technologies    com           00971T101           539     14,185  SH             SOLE       n/a         14,185
Allstate Corp.         com           020002101         1,047     32,960  SH             SOLE       n/a         32,960
Altria Group           com           02209S103           693     26,605  SH             SOLE       n/a         26,605
Amazon.com             com           023135106        10,674     59,255  SH             SOLE       n/a         59,255
Amdocs Limited         com           G02602103           211      7,305  SH             SOLE       n/a          7,305
American Express       com           025816109         3,152     69,745  SH             SOLE       n/a         69,745
American Int'l Group   com           026874107           295      8,388  SH             SOLE       n/a          8,388
Ameriprise Financial   com           03076C106           680     11,132  SH             SOLE       n/a         11,132
Amgen Inc.             com           031162100         1,843     34,480  SH             SOLE       n/a         34,480
Apollo Group           com           037604105           945     22,645  SH             SOLE       n/a         22,645
Apple Inc.             com           037833100         4,771     13,690  SH             SOLE       n/a         13,690
Atheros Communication  com           04743P108           678     15,190  SH             SOLE       n/a         15,190
Avon Products Inc.     com           054303102         1,437     53,135  SH             SOLE       n/a         53,135
Bank of Amer. Corp.    com           060505104         2,206    165,510  SH             SOLE       n/a        165,510
Becton, Dickinson      com           075887109           257      3,230  SH             SOLE       n/a          3,230
Bed Bath & Beyond      com           075896100         1,782     36,920  SH             SOLE       n/a         36,920
Berkshire Hath Cl A    com           084670108           627          5  SH             SOLE       n/a              5
Berkshire Hathaway B   com           084670207         2,719     32,509  SH             SOLE       n/a         32,509
Broadcom Corp.         com           111320107         1,302     33,050  SH             SOLE       n/a         33,050
Capital One Financial  com           14040H105           611     11,750  SH             SOLE       n/a         11,750
Carnival Corp.         com           143658300         2,388     62,245  SH             SOLE       n/a         62,245
Celgene Corp.          com           151020104           484      8,405  SH             SOLE       n/a          8,405
Cisco Systems Inc.     com           17275R102         2,573    150,010  SH             SOLE       n/a        150,010
Coach Inc.             com           189754104         1,044     20,055  SH             SOLE       n/a         20,055
Cognizant Tech Sol.    com           192446102         1,153     14,160  SH             SOLE       n/a         14,160
Colgate-Palmolive      com           194162103           226      2,800  SH             SOLE       n/a          2,800
Comcast Corp. Cl 'A'   com           20030N101         1,079     43,635  SH             SOLE       n/a         43,635
Comcast Special A      com           20030N200           623     26,812  SH             SOLE       n/a         26,812
Corn Products Int'l    com           219023108           818     15,780  SH             SOLE       n/a         15,780
Corning Inc.           com           219350105         2,056     99,645  SH             SOLE       n/a         99,645
Covance Inc.           com           222816100           253      4,630  SH             SOLE       n/a          4,630
Dick's Sporting Goods  com           253393102           770     19,270  SH             SOLE       n/a         19,270
Dionex Corp.           com           254546104           553      4,685  SH             SOLE       n/a          4,685
Directv                com           25490A101           713     15,243  SH             SOLE       n/a         15,243
Eaton Vance Tax Mngd   com           27829C105         4,737    386,696  SH             SOLE       n/a        386,696
Electronic Arts        com           285512109           276     14,130  SH             SOLE       n/a         14,130
Eli Lilly              com           532457108         2,089     59,400  SH             SOLE       n/a         59,400
FEI Company            com           30241L109           493     14,635  SH             SOLE       n/a         14,635
Flextronics Intl Ltd   com           Y2573F102           457     61,130  SH             SOLE       n/a         61,130
General Electric Co.   com           369604103         1,710     85,275  SH             SOLE       n/a         85,275
Gilead Sciences Inc.   com           375558103         1,478     34,799  SH             SOLE       n/a         34,799
GlaxoSmithKline PLC    com           37733W105         3,754     97,730  SH             SOLE       n/a         97,730
Goldman Sachs Group    com           38141G104           906      5,710  SH             SOLE       n/a          5,710
Google Inc.            com           38259P508         5,844      9,960  SH             SOLE       n/a          9,960
Hartford Fin'l Ser.    com           416515104           384     14,250  SH             SOLE       n/a         14,250
Hess Corp.             com           42809H107         1,270     14,900  SH             SOLE       n/a         14,900
Informatica Corp.      com           45666Q102         1,385     26,535  SH             SOLE       n/a         26,535
InterDigital Inc.      com           45867G101           864     18,115  SH             SOLE       n/a         18,115
International Paper    com           460146103           226      7,500  SH             SOLE       n/a          7,500
Int'l Bus. Machines    com           459200101         5,203     31,905  SH             SOLE       n/a         31,905
IShares Russell 2000G  com           464287648        69,040    724,140  SH             SOLE       n/a        724,140
Janus Capital Group    com           47102X105           667     53,460  SH             SOLE       n/a         53,460
Johnson & Johnson      com           478160104         2,398     40,471  SH             SOLE       n/a         40,471
Legg Mason, Inc.       com           524901105           368     10,210  SH             SOLE       n/a         10,210
Liberty Media Hldg A   com           53071M302           281      3,811  SH             SOLE       n/a          3,811
Liberty Media Inter A  com           53071M104           238     14,843  SH             SOLE       n/a         14,843
Lincare Holdings       com           532791100         1,020     34,390  SH             SOLE       n/a         34,390
Marvell Technology     com           G5876H105           356     22,885  SH             SOLE       n/a         22,885
Merck & Co.            com           589331107         2,603     78,855  SH             SOLE       n/a         78,855
Monsanto Co.           com           61166W101         5,156     71,347  SH             SOLE       n/a         71,347
Monster Worldwide      com           611742107           595     37,430  SH             SOLE       n/a         37,430
News Corp ADR PRF      com           65248E104           240     13,640  SH             SOLE       n/a         13,640
Nordstrom Inc.         com           655664100           898     20,000  SH             SOLE       n/a         20,000
Nu Skin Ent Inc.       com           67018T105           734     25,525  SH             SOLE       n/a         25,525
Orbital Sciences       com           685564106           482     25,455  SH             SOLE       n/a         25,455
Parametric Tech.       com           699173209           422     18,760  SH             SOLE       n/a         18,760
Paychex, Inc.          com           704326107           330     10,515  SH             SOLE       n/a         10,515
PepsiCo Inc.           com           713448108         4,623     71,780  SH             SOLE       n/a         71,780
Pfizer, Inc.           com           717081103           634     31,192  SH             SOLE       n/a         31,192
Pharma. Product Dev.   com           717124101           249      9,000  SH             SOLE       n/a          9,000
Philip Morris Int'l    com           718172109         1,746     26,605  SH             SOLE       n/a         26,605
Plains Explor & Prod   com           726505100         2,399     66,220  SH             SOLE       n/a         66,220
PowerShares QQQ Trust  com           73935A104        24,002    417,939  SH             SOLE       n/a        417,939
Procter & Gamble       com           742718109         1,041     16,900  SH             SOLE       n/a         16,900
Qlogic Corp.           com           747277101           220     11,865  SH             SOLE       n/a         11,865
ResMed Inc.            com           761152107           277      9,240  SH             SOLE       n/a          9,240
Royal Caribbean Cru.   com           V7780T103           730     17,700  SH             SOLE       n/a         17,700
Royal Dutch Shell PLC  com           780259206         2,718     37,300  SH             SOLE       n/a         37,300
RR Donnelley & Sons    com           257867101           354     18,705  SH             SOLE       n/a         18,705
Seagate Technology     com           G7945M107           349     24,210  SH             SOLE       n/a         24,210
Sealed Air Corp.       com           81211K100         2,318     86,930  SH             SOLE       n/a         86,930
Shire PLC ADS          com           82481R106           554      6,364  SH             SOLE       n/a          6,364
Silicon Laboratories   com           826919102           635     14,695  SH             SOLE       n/a         14,695
St. Jude Medical Inc.  com           790849103           907     17,695  SH             SOLE       n/a         17,695
Standard & Poors DR.   com           78462F103        16,309    123,006  SH             SOLE       n/a        123,006
State Street Corp.     com           857477103           383      8,515  SH             SOLE       n/a          8,515
Target Corp.           com           87612E106         2,947     58,935  SH             SOLE       n/a         58,935
Ultimate Software      com           90385D107           770     13,110  SH             SOLE       n/a         13,110
Union Pacific Corp.    com           907818108           983     10,000  SH             SOLE       n/a         10,000
United Parcel Service  com           911312106           738      9,935  SH             SOLE       n/a          9,935
Urban Outfitters       com           917047102           623     20,890  SH             SOLE       n/a         20,890
Valeant Pharma.        com           91911K102           974     19,555  SH             SOLE       n/a         19,555
Vanguard Emg Mkts ETF  com           922042858         4,239     86,600  SH             SOLE       n/a         86,600
ViaSat Inc.            com           92552V100           646     16,210  SH             SOLE       n/a         16,210
Vodafone Grp. PLC ADR  com           92857W100           489     17,007  SH             SOLE       n/a         17,007
Walt Disney Co.        com           254687106         8,023    186,193  SH             SOLE       n/a        186,193
Washington Post 'B'    com           939640108         1,860      4,250  SH             SOLE       n/a          4,250
Western Union Co.      com           959802109           491     23,625  SH             SOLE       n/a         23,625
Yahoo! Inc.            com           984332106           503     30,185  SH             SOLE       n/a         30,185
Yum! Brands Inc.       com           988498101         2,728     53,100  SH             SOLE       n/a         53,100
Zimmer Holdings Inc.   com           98956P102         1,275     21,065  SH             SOLE       n/a         21,065